DISTRIBUTION OF PROFIT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Appropriations to general reserve as a percentage of profit after tax, minimum	10.00%
Restricted net assets of PRC subsidiaries	$ 879,908,242	$ 864,408,242